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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2003
                                              --------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    CF FX, L.L.C.
          ---------------------------------------------
 Address: 30 S. Wacker Dr #2707
          ---------------------------------------------
          Chicago, IL 60606
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:      028-06493
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    John Gordon
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   (312) 906-7366
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ John Gordon          Chicago, IL                   08-07-03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      None
                                         -------------------
 Form 13F Information Table Entry Total: 24
                                         -------------------
 Form 13F Information Table Value Total: $119,979
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

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
                                Title                  Value   Shares/Prin   Shr/Put/   Investment    Other     Sole Voting
        Name of Issuer        or Class       Cusip     (000)      Amnt         Call     Discretion   Managers       Auth
AMERICAN INTERNATIONAL GROUP  Com          026874107   1,683       30,500       SH         sole         N/A         21,300
AMYLIN PHARMACEUTICALS        CONVERT      032346AA6   3,364    3,500,000       PRN        sole         N/A      3,500,000
ARCHSTONE COMMUNITIES TR      PREFERRED    039583208  13,576      419,000       SH         sole         N/A        419,000
AVON PRODUCTS INC             CONVERT      05303AP7   14,840   28,200,000       PRN        sole         N/A     28,200,000
CAP GEMINI                    CONVERT      987960IZ6   1,751    1,530,000       PRN        sole         N/A      1,530,000
CHEUNG KONG                   Com          166744102   3,224      536,000       SH         sole         N/A        888,000
CITIGROUP GLOBAL              PREFERRED    78440X200   6,036      181,000       SH         sole         N/A        181,000
Continental Airlines          CONVERT      210795PD6   3,931    5,000,000       PRN        sole         N/A      5,500,000
Corning                       CONVERT      219350AK1   1,616    1,500,000       PRN        sole         N/A      1,500,000
ELECTRONIC DATA SYSTEMS CORP  CONVERT      285661AE4   4,618    4,500,000       PRN        sole         N/A      4,500,000
EQUITY RESIDENTIAL PROPS      PREFERRED    29476L883  20,672      715,900       SH         sole         N/A        714,400
EQUITY RESIDENTIAL PROPS      PREFERRED    29476L859   7,290      286,000       SH         sole         N/A        266,000
Finmeccanica SpA              Com          993900SP5     472      735,770       SH         sole         N/A      5,635,770
JUNIPER NETWORKS              CONVERT      48203RAB0   2,767    3,000,000       PRN        sole         N/A      3,000,000
L3 communications             CONVERT      502424AD6   1,562    1,500,000       PRN        sole         N/A      1,500,000
Nortel                        CONVERT      656568AB8   1,053    1,250,000       PRN        sole         N/A        250,000
SEALED AIR CORP.              CONVERT      81211KAG5   2,987    3,000,000       PRN        sole         N/A      3,000,000
SL GREEN REALTY CORP          PREFERRED    78440X200   6,027      175,000       SH         sole         N/A        125,000
STARWOOD HOTELS RESORTS       CONVERT      85590AAB0   4,696    8,500,000       PRN        sole         N/A      8,500,000
SWIRE PACIFIC LTD  'A'        Com          Y83310105     831      190,000       SH         sole         N/A        190,000
TELEFONOS MEXICO              CONVERT      879403AD5   5,594    5,000,000       PRN        sole         N/A      5,000,000
Teva Pharmaceuticals          CONVERT      88164MAA6   6,725    5,000,000       PRN        sole         N/A      6,000,000
UAL CORP                      com          902549500      76       90,000       Put        sole         N/A         90,000
US Cellular Corp.             CONVERT      911684AA6   4,588   10,000,000       PRN        sole         N/A     10,000,000